                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3090
-------------------------------------------------------------------------------

                              MFS SERIES TRUST VII
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: November 30
-------------------------------------------------------------------------------

                  Date of reporting period: February 28, 2005
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 2/28/05

MFS(R) CAPITAL OPPORTUNITIES FUND

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Capital Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2005

ISSUER                                                                                                   SHARES         $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS - 100.1%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                      494,670   $   29,294,357
-----------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                                 225,210   $    9,945,274
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
SPX Corp.^                                                                                                 256,600   $   11,423,832
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 6.6%
-----------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                       277,910   $   15,048,826
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                                      309,086       14,418,862
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                            290,793       13,876,642
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac^                                                                                               399,960       24,797,520
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                                    956,980       34,977,619
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                                 211,400        5,363,218
-----------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                                       111,630        4,716,367
-----------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                         425,720       22,409,901
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  135,608,955
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.^*                                                                                              155,400   $    9,574,194
-----------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.^*                                                                                          103,170        4,869,624
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.^*                                                                                            244,321       13,703,965
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                                     250,120        8,641,646
-----------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                                                    209,370        9,266,716
-----------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.^*                                                                                          898,840       21,644,067
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   67,700,212
-----------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 7.5%
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                                343,030   $   10,928,936
-----------------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"^*                                                                                      67,330        1,081,320
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR^                                                                                   97,310        6,271,629
-----------------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.^*                                                                        1,202,200       15,796,908
-----------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"^                                                                                           634,470       10,557,581
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                                         502,370        8,655,835
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                                                      234,820        6,196,900
-----------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"^                                                                                       1,590,929       55,523,422
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.^                                                                                         1,240,310       34,654,261
-----------------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.^*                                                                                       134,250        2,932,020
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  152,598,812
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                                   32,450   $    3,530,560
-----------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.^                                                                                  1,112,260       31,899,617
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                                  484,220       28,365,608
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   63,795,785
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"^*                                                                                      642,690   $   16,420,730
-----------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.^*                                                                                              98,120        3,722,673
-----------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                                        51,390        3,666,163
-----------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.^*                                                                                   34,340          990,709
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   24,800,275
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.^                                                                                              122,910   $    7,224,650
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 6.7%
-----------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                               271,680   $    7,973,808
-----------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.^*                                                                   186,900        4,136,097
-----------------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.^*                                                                                     299,820        6,745,950
-----------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                                      8,101          219,456
-----------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                                                391,850       17,978,078
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                          1,331,584       33,529,285
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.^*                                                                                           1,373,889       17,736,907
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.^*                                                                                         1,444,730       31,798,507
-----------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.^*                                                                                   695,413       16,842,903
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  136,960,991
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.^*                                                                                               660,740   $   26,489,067
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                                      107,670        9,968,089
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   36,457,156
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                                 87,300   $    2,943,756
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"^*                                                                                   53,000   $    3,902,920
-----------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                                        152,800        6,535,256
-----------------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                                     39,320        1,342,778
-----------------------------------------------------------------------------------------------------------------------------------
Cintas Corp.^                                                                                              199,290        8,724,916
-----------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                               551,000       27,687,750
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                       246,540       13,088,809
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   61,282,429
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                                    1,549,970   $   38,578,753
-----------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.^*                                                                            519,410        8,637,788
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   47,216,541
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                                121,130   $    8,402,788
-----------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                                        36,240        2,403,437
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                       442,110       15,562,272
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.^                                                                                 1,315,287       44,035,809
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   70,404,306
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"^                                                                                        60,090   $    2,397,591
-----------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.^                                                                                      309,370       11,360,066
-----------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.^*                                                                                  307,040        5,373,200
-----------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.^                                                                                          117,230        5,792,334
-----------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.^                                                                                   102,830        4,016,540
-----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.^*                                                                            161,830        5,921,360
-----------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.^                                                                            91,870        3,952,247
-----------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                                                    192,730        5,692,281
-----------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                                         712,410        7,088,479
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.^                                                                                   222,210        5,881,899
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.^                                                                                              318,830        9,628,666
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   67,104,663
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.^                                                                                        384,560   $   17,993,562
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                                  244,940   $   12,205,360
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.^*                                                                                         2,801,190        9,804,165
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   22,009,525
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.^                                                                                       379,510   $   19,874,939
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                              545,320       29,370,935
-----------------------------------------------------------------------------------------------------------------------------------
SYSCO Corp.^                                                                                               329,180       11,330,376
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   60,576,250
-----------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                                                             545,880   $   21,196,520
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.^                                                                                            177,270   $    9,639,943
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                               94,500        4,465,125
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   14,105,068
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                              155,980   $    7,466,763
-----------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                               297,820       15,135,212
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                                      137,470        7,094,827
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   29,696,802
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.0%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.^                                                                                            573,400   $   30,780,112
-----------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                         143,910        9,613,188
-----------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.^*                                                                                          1,187,240       22,462,581
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.^                                                                   272,912       19,636,018
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   82,491,899
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.^*                                                                                               239,100   $   10,243,044
-----------------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                                                      285,160        6,416,100
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.^*                                                                                             447,580       14,443,407
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   31,102,551
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Activision, Inc.^*                                                                                         131,200   $    2,868,032
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.^*                                                                                    192,810       12,434,317
-----------------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.^                                                                                              737,930       15,437,496
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   30,739,845
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.^                                                                                  43,210   $    3,878,097
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.^*                                                                             430,710   $   13,980,847
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.^                                                                                                 170,180        8,034,198
-----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.^*                                                                                 2,145,170       23,403,805
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   45,418,850
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                                                   145,630   $    4,756,276
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                                     77,080        4,674,902
-----------------------------------------------------------------------------------------------------------------------------------
Guidant Corp.^                                                                                              42,000        3,082,380
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.^                                                                                           375,060       19,548,127
-----------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                                                                    145,500        5,689,050
-----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                              111,480        5,445,798
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   43,196,533
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 4.1%
-----------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.^                                                                                           239,330   $   11,956,927
-----------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                                      367,750       21,215,497
-----------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                                                       722,752       27,103,200
-----------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                                418,720       23,896,350
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   84,171,974
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                                 983,550   $   12,451,743
-----------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.^*                                                                                  169,240        5,078,892
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   17,530,635
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 11.2%
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                                        803,610   $   36,958,024
-----------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.^                                                                                            138,130       10,384,613
-----------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.^                                                                                           166,450        9,321,200
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                          931,410       61,100,496
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                        1,406,350       44,581,295
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                                    1,644,239       67,117,836
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  229,463,464
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"^*                                                                               137,480   $    5,401,589
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                                 112,550   $    3,830,076
-----------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                                   127,500        5,726,025
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    9,556,101
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.6%
-----------------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., "A"                                                                                68,470   $    3,676,839
-----------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                                         138,490        7,481,230
-----------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.^                                                                                                 800,630       17,077,438
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                           107,700        4,310,154
-----------------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.^*                                                                                           13,580          290,069
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.^                                                                                         225,230       13,239,019
-----------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.^                                                                                            60,710        3,263,770
-----------------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.^                                                                                           483,000       15,248,310
-----------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                              168,700        5,317,424
-----------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.^                                                                                              98,740        2,977,011
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   72,881,264
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR^                                                                            34,520   $    2,026,324
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR^                                                                                 1,123,089       29,526,010
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   31,552,334
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 6.1%
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                                     1,927,720   $   33,580,882
-----------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.^*                                                                                396,520        9,203,229
-----------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                                         2,263,940       36,539,992
-----------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.^*                                                                                 14,181,850       38,007,358
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                             126,600        4,571,526
-----------------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR^                                                                       95,980        2,813,174
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  124,716,161
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 5.1%
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.^                                                                                            2,119,010   $   50,178,157
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                             1,487,165       53,493,325
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  103,671,482
-----------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                                                               78,450   $    4,354,759
-----------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                                 72,640        7,102,739
-----------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                                           153,640       11,905,564
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   23,363,062
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                                           4,843,150   $   16,030,826
-----------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,781,881,686)                                                                       $2,045,506,388
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 17.4%
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                              356,739,827   $  356,739,827
-----------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                                 PAR AMOUNT        $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 2.61%, dated 02/28/05, due 03/01/05, total to be received
  $5,367,389 (secured by various U.S. Treasury and Federal Agency obligations
  in a jointly traded account) at Cost,                                                               $  5,367,000   $    5,367,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $2,143,988,513)                                                                  $2,407,613,215
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (17.8)%                                                                               (363,863,216)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $2,043,749,999
-----------------------------------------------------------------------------------------------------------------------------------

    *   Non-income producing security.
    ^   All or a portion of this security is on loan.
        Abbreviation:
        ADR=American Depository Receipt.

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

SUPPLEMENTAL SCHEDULES (UNAUDITED) 02/28/2005
(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                 $2,183,953,995
                                               ==============
Gross unrealized appreciation                  $  273,109,233

Gross unrealized depreciation                     (49,450,013)
                                               --------------
  Net unrealized appreciation (depreciation)   $  223,659,220
                                               ==============


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  MFS SERIES TRUST VII
             -----------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President

Date: April 22, 2005
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President (Principal Executive Officer)

Date: April 22, 2005
      --------------

By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 22, 2005
      --------------


* Print name and title of each signing officer under his or her signature.